Components of other comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Derivative financial instruments:
Net gain (loss) on cash flow hedges	$ 916	$ 18,854	$ (1,747,686)	$ 263,495
Reclassification amount	$ 109,000	2,251,442
Jet fuel Asian call options contracts
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		11,997	(11,993)	11,148
Jet fuel Zero cost collars
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		9,657	(143,224)	256,515
Foreign currency forward contract
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax				(14,241)
Interest rate Cap
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(2,800)	(900)	(4,023)
Non derivative financial instruments
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		1,577,473	(1,591,569)	14,096
Derivative and non-derivative financial instruments.
Derivative financial instruments:
Net gain (loss) on cash flow hedges		$ 1,596,327	$ (1,747,686)	$ 263,495